Invesco Senior Income Trust

Based upon its review of the copies of all such filings received by it, Invesco Senior Income Trust believes that, during the fiscal year ended February 28, 2022, all filing requirements applicable to its Reporting Persons were met except that Form 3 reports covering initial statement of beneficial ownership of the Fund’s Shares by Antonio Michael Reina, Josh Levit, Richard L Phegley and Haley S Waldron were not filed in a timely manner.